                               ------------------
                                MAIRS AND POWER
                               GROWTH FUND, INC.
                               ------------------

3RD QUARTER REPORT

September 30, 1996
                                                                November 1, 1996
To Our Shareholders

  On September 30, 1996, the net asset value per share of Mairs and Power Growth Fund was $66.07, a gain of 17.1% from the year end valuation after adjustment for the June dividend. This compares with returns of 13.5% for the Standard and Poor's 500 Stock Index and 16.9% for the Dow Jones Industrial Average. The average gain for U.S. growth funds was 13.3% for the period. In a study of mutual funds performance by CDA/Wiesenberger, the Fund ranked 10th out of 364 long-term growth funds for the five year period ending September 30, with an average annual return of 19.8%. The Fund was featured in the October issue of MONEY magazine in an article entitled "Four funds that excel by picking a few good stocks" as well as the September 9th issue of MEDICAL ECONOMICS which listed only 10 funds that managed to outperform the S&P 500 Stock Index in each of the past six consecutive years.

  U.S. economic growth moderated during the third quarter with GDP rising at an annual rate of just 2.2%, less than half the rate of the second quarter. The most significant factor for the reduced growth was consumer spending which rose at an annual rate of under 1% during the period. However, that pace follows the fastest two quarter growth in 3 1/2 years. The slowdown was not caused by lack of personal income, which posted the largest quarterly gain in more than two years, or consumer confidence, which is generally very high. Therefore, consumer spending is expected to rise in the fourth quarter which should benefit retail sales during the most important holiday season. Capital spending continues to grow more rapidly than the overall economy as companies purchased more high-tech items that increase productivity. Orders for capital goods accelerated last quarter, suggesting further strength in the months ahead.

  The Fund had a strong performance during the third quarter, registering a 6.1% return as compared with 3.1% for the S&P 500. The fundamental background remains very favorable for stock prices. Inflation continues to be well contained and near-record agricultural crops have placed downward pressure on commodity prices that are now at a 12 month low. Worldwide inflation is at the lowest level in about 25 years as businesses have become ever more globalized, producing wherever costs are the lowest. 1996 will be the fifth consecutive year that the U.S. has experienced an inflation rate of 3% or less. We believe that the current economic expansion, now in its sixth year, could continue for an extended period. Corporate profits this year have exceeded expectations and have provided the underpinning for the strong stock market. We anticipate a further advance in profits next year which should provide a valuation basis for favorable stock market performance. Therefore, we maintain our positive outlook.

                                                                 George A. Mairs

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

NUMBER OF                                                                   MARKET
 SHARES                    COMMON STOCK                       COST          VALUE
---------   ------------------------------------------    ------------   ------------
            CHEMCAL 3.5%
 126,000    Ecolab, Inc.                                  $  2,392,805   $  4,252,500
                                                          ------------   ------------

            CONSUMER 11.1%
  83,000    Darden Restaurants                                 676,113        715,875
  77,000    General Mills, Inc.                              2,758,644      4,648,875
  93,000    Hormel Foods                                     2,285,028      2,173,875
 115,810    Jostens, Inc.                                    2,026,631      2,417,534
 105,000    The Toro Company                                 2,341,830      3,491,250
                                                          ------------   ------------
                                                            10,088,246     13,447,409
                                                          ------------   ------------

            DRUGS AND HOSPITAL SUPPLIES 8.8%
  22,000    Baxter International, Inc.                         398,146      1,028,500
  75,000    Johnson & Johnson                                1,218,578      3,843,750
  73,000    Pfizer Inc.                                      1,479,058      5,776,125
                                                          ------------   ------------
                                                             3,095,782     10,648,375
                                                          ------------   ------------

            FINANCIAL 15.9%
  90,000    First Bank System, Inc.                          2,201,282      6,018,750
 152,000    Norwest Corporation                              2,002,616      6,213,000
  40,000    ReliaStar Financial Corporation                  1,698,529      1,900,000
  93,000    St. Paul Companies, Inc.                         3,193,249      5,161,500
                                                          ------------   ------------
                                                             9,095,676     19,293,250
                                                          ------------   ------------

            INFORMATION SERVICES 3.8%
  60,000    DeLuxe Corp.                                       854,628      2,265,000
 107,500    Merrill Corporation                              1,255,455      2,311,250
                                                          ------------   ------------
                                                             2,110,083      4,576,250
                                                          ------------   ------------

            MEDICAL DEVICES 9.5%
 113,000    Medtronic, Incorporated                            846,234      7,246,125
 105,000    St. Jude Medical, Inc.                           3,260,310      4,239,375
                                                          ------------   ------------
                                                             4,106,544     11,485,500
                                                          ------------   ------------

            NATURAL RESOURCES 1.9%
  50,000    Weyerhaeuser Company                             1,564,914      2,306,250
                                                          ------------   ------------

            RETAILING 5.5%
 114,000    Dayton Hudson Corporation                        1,697,872      3,762,000
 104,000    SUPERVALU Inc.                                   2,695,007      2,860,000
                                                          ------------   ------------
                                                             4,392,879      6,622,000
                                                          ------------   ------------

            TECHNOLOGY 14.4%
  65,025    Emerson Electric Co.                             3,155,391      5,860,378
  50,000    Honeywell Inc.                                   2,141,786      3,156,250
 194,000    MTS Systems Corporation                          2,029,898      3,831,500
 110,000    National Computer Systems Inc.                   2,087,313      2,255,000
 285,000    T S I Inc.                                       1,147,111      2,422,500
                                                          ------------   ------------
                                                            10,561,499     17,525,628
                                                          ------------   ------------

            TELECOMMUNICATIONS 5.9%
 112,000    ADC Telecommunications Inc.                        593,525      7,168,000
                                                          ------------   ------------

            OTHER INDUSTRIALS 14.1%
  40,000    Bemis Company, Inc.                              1,238,052      1,355,000
 200,000    BMC Industries, Inc.                               408,886      5,725,000
 236,000    Graco Inc.                                       2,953,991      4,425,000
  45,800    Imation Corporation                              1,029,247      1,122,100
  63,000    Minnesota Mining & Manufacturing Company         2,072,085      4,402,125
                                                          ------------   ------------
                                                             7,702,261     17,029,225
                                                          ------------   ------------
            TOTAL COMMON STOCKS 94.4%                     $ 55,704,214   $114,354,387
            Other Assets in Excess of Liabilities 5.6%                      6,721,425
            TOTAL NET ASSETS 100%                                        $121,075,812
                                                                         ------------
                                                                         ------------

STATEMENT OF NET ASSETS AT SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Common stocks as annexed, at market value (cost $55,704,214)..................................   $ 114,354,387
Cash..........................................................................................       6,944,032
Dividends and interest receivable.............................................................         123,163
Receivables for securities sold, not yet delivered............................................         150,528
Prepaid expense...............................................................................          51,826
                                                                                                 -------------
                                                                                                 $ 121,623,936
LIABILITIES
Accrued management fee..................................................  $    60,457
Accrued custodian and transfer agent fee................................        8,886
Payable for securities purchased, not yet received......................      478,781                  548,124
                                                                          -----------            -------------
NET ASSETS
Equivalent to $66.07 per share on 1,832,588 shares outstanding................................   $ 121,075,812
                                                                                                 -------------
                                                                                                 -------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996

NET ASSETS, December 31, 1995.................................................................   $  70,536,880
Net investment income, per statement below..............................  $   842,569
Net accrued income in price of shares sold and repurchased..............       69,156
                                                                          -----------
                                                                              911,725
Distribution to shareholders............................................      415,379
Less Adjustment for distribution to shareholders........................          (29)                 496,375
                                                                          -----------
Fund shares issued and repurchased:
  Received for 667,559 shares issued....................................   40,063,043
  Paid for 80,295 shares repurchased....................................    4,865,771               35,197,272
                                                                          -----------
Increase in unrealized net appreciation (depreciation) of investments.........................      12,584,195
Net gain or (loss) realized from sales of securities..........................................       2,261,090
Distribution from net realized gain...........................................................               0
                                                                                                 -------------
NET ASSETS, September 30, 1996................................................................   $ 121,075,812
                                                                                                 -------------
                                                                                                 -------------

--------------------------------------------------------------------------------
STATEMENT OF NET INVESTMENT INCOME
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996

INVESTMENT INCOME
Dividends.....................................................................................   $   1,239,572
Interest......................................................................................         209,905
                                                                                                 -------------
                                                                                                     1,449,477

EXPENSES
Management fee (Note A).................................................  $   440,207
Fees and expenses of custodian, transfer agent and dividend disbursing
 agent (Note A).........................................................       78,642
Legal and auditing fees and expenses....................................       14,833
Insurance...............................................................        6,014
Other Fees and Expenses.................................................       67,212                  606,908
                                                                          -----------            -------------
NET INVESTMENT INCOME.........................................................................   $     842,569
                                                                                                 -------------
                                                                                                 -------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisor fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. Transfer agent fees were paid to Mairs and Power, Inc. which served as transfer agent for the period 1-1-96 through 4-30-96. Transfer agent fees were also paid to Firstar Trust Company for the period 5-1-96 through 9-30-96, which now serves as transfer agent. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended during this period totaling $16,538. No compensation was paid to any other director or officer of the Fund.

SUPPLEMENTARY INFORMATION: 1) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 2) Purchases and sales of investment securities during the nine months ended September 30, 1996 aggregated $34,261,322 and $2,483,031 respectively.

     ---------------------------------------------------------------------

                                MAIRS AND POWER

                               GROWTH FUND, INC.

                          ---------------------------

                                 A NO-LOAD FUND

                      W-2062 FIRST NATIONAL BANK BUILDING,
                332 MINNESOTA STREET, ST. PAUL, MINNESOTA 55101

                                  612-222-8478

                     SHAREHOLDER INFORMATION: 800-304-7404

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may result from an investment made in the Fund today.

                                                                        PER SHARE
                                                    -------------------------------------------------
                                                                     DISTRIBUTIONS       DIVIDENDS
                                                                      OF REALIZED        FROM NET
                         SHARES       TOTAL NET       NET ASSET       SECURITIES        INVESTMENT
       DATES          OUTSTANDING       ASSETS          VALUE            GAINS            INCOME
--------------------  ------------   ------------   -------------  -----------------  ---------------
Dec. 31, 1976           1,078,864      13,821,528         12.81                               0.26
Dec. 31, 1977           1,057,928      13,145,624         12.43                               0.33
Dec. 31, 1978             998,265      13,282,487         13.31                               0.35
Dec. 31, 1979             914,635      14,104,765         15.42                               0.45
Dec. 31, 1980             840,882      14,540,014         17.29                               0.55
Dec. 31, 1981             861,678      13,148,158         15.26        $    0.74              0.60
Dec. 31, 1982             850,942      16,784,217         19.72             0.58              0.50
Dec. 31, 1983             881,592      18,972,177         21.52             0.70              0.48
Dec. 31, 1984             872,069      17,304,204         19.84             0.76              0.46
Dec. 31, 1985             856,738      21,553,457         25.16             0.86              0.46
Dec. 31, 1986             893,850      22,235,453         24.88             2.74              0.40
Dec. 31, 1987             914,139      19,816,097         21.68             2.29              0.48
Dec. 31, 1988             929,039      20,630,251         22.21             1.21              0.41
Dec. 31, 1989             866,584      22,630,081         26.11             1.83              0.43
Dec. 31, 1990             867,432      22,501,587         25.94             0.70              0.42
Dec. 31, 1991             904,023      31,440,529         34.78             1.58              0.39
Dec. 31, 1992             956,814      34,363,306         35.91             1.16              0.40
Dec. 31, 1993           1,006,285      39,081,010         38.84             1.22              0.43
Dec. 31, 1994           1,064,019      41,889,850         39.37             0.98              0.65
Dec. 31, 1995           1,245,325      70,536,880         56.64             1.51              0.56
Sept. 30, 1996          1,832,588     121,075,812         66.07                               0.25

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

    AVERAGE ANNUAL TOTAL RETURNS--THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED SEPTEMBER 30, 1996) ARE AS FOLLOWS:

          1 YEAR: +21.5%        5 YEARS: +19.8%        10 YEARS: +16.8%

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

George A. Mairs, III     William B. Frels           Peter G. Robb            Lisa J. Hartzell
    President and          Secretary and          Vice-President and            Treasurer
      Director               Director                  Director

 Litton E. S. Field                   Donald E. Garretson                   J. Thomas Simonet
      Director                             Director                              Director